Commitments (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Summary of Commitments [Line Items]
Operating Leases, Net Rent Expense	$ 827	$ 658
Research and Development and Other commitment	1,613	7,309
Minimum [Member]
Summary of Commitments [Line Items]
Purchase Obligation	$ 318	$ 498